Basis Of Presentation The Company's Activities And Consolidation Scope - Narrative (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) year	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 GBP (£) year	Dec. 31, 2025 CAD ($) year	Jan. 28, 2025 EUR (€)
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage holding the majority of voting rights	49.00%
Recognition of a capital gain	€ 19,000,000
Number of reportable segments | year	4			4	4
Liabilities included in disposal groups classified as held for sale	€ 128,000,000	€ 24,000,000
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	196,000,000	€ 56,000,000
Percentage of sale of all participation	€ 1
Parcentage of debt commitments in AGS		50.00%
Percentage of economic rights and majority of voting rights	100.00%			100.00%	100.00%
Positive impacts			€ 43,000,000
Impairment and disposals impact on profit loss before tax	€ 210,000,000	€ 2,208,000,000	35,000,000
Profit (loss) from discontinued operations, discontinued operations	20,000,000	14,000,000	16,000,000
Gains (losses) on disposals of investments	14,100,000
Total consideration transferred	28,500,000
Amount received from divested business due to pre closing reorganization	13,200,000
Receivables due from associates	17,900,000
Subordinated loans granted to aGS	235,000,000
Profit (loss) before financing and income taxes	28,000,000
Other intangible assets	127,000,000	128,000,000
Net share of proceeds						€ 450,000,000
Profit (loss)	1,150,000,000	3,490,000,000	511,000,000
Capital gains and disposals [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Impairment and disposals impact on profit loss before tax	€ 272,000,000	2,209,000,000	39,000,000
AGS airports holdings limited [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Positive impact of divestments percentage	50.00%
AGS airports holdings limited [Member] | Capital gains and disposals [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Positive impact of divestments percentage	50.00%
Toll roads division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Profit (loss) from discontinued operations, discontinued operations	€ 0	0	0
Profit (loss)	610,000,000	663,000,000	548,000,000
Energy Division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Profit (loss) from discontinued operations, discontinued operations	0	0	0
Profit (loss)	(38,000,000)	(14,000,000)	(8,000,000)
Highways Division
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Stake acquired carrying amount at cquisition date	1,500,000,000
Other intangible assets	€ 1,300,000,000				$ 1,990
Percentage of the sale	5.06%
Highways Division | I-66 Express Mobility Partners LLC [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage of the goodwill impairment test over its carring amount	5.06%			5.06%	5.06%
Construction division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Profit (loss) from discontinued operations, discontinued operations	€ 0	0	0
Profit (loss)	€ 332,000,000	€ 258,000,000	€ 98,000,000
Construction division [Member] | Powernet I, S.L.U
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage of the ferrovials stake in the asset	100.00%
Difference between net fair value and carrying amount of powernet at acquisition date	€ 8,000,000
FGP Topco limited [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage of the sale of the FGP Topco		19.75%
Total stake retain by Ferrovial for associates		25.00%
Percentage of the ferrovials stake in the asset	5.25%	5.25%
FGP Topco limited [Member] | Financial investment carried at fair value [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Positive impacts	€ 547,000,000	€ 547,000,000
FGP Topco limited [Member] | HAH 5.25% stake divestment [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Approximate amount of the sale of all remaining shares | £				£ 455
Percentage of the sale of all of its remaining shares	5.25%			5.25%	5.25%
Profit (loss)	€ 27,000,000
FGP Topco limited [Member] | Financial liabilities at fair value, class [member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage ownership interest of the Ferrovial	5.25%
Total percentage of agreement to sell hubcos stake in FGP to ardian and PIF	25.00%			25.00%	25.00%
Base consideration of purchase price payable for hubcos interest in FGP	€ 2,023,000,000
FGP Topco limited [Member] | Airports division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Percentage of the sale of the FGP Topco	19.75%
AGS airports holdings limited [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Price associated with the percentage adquired by ferrovial subsidiary of the buyers capital | £				£ 900
AGS airports holdings limited [Member] | Capital gains and disposals [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Impairment and disposals impact on profit loss before tax	€ 272,000,000
Net share of proceeds | £				£ 452
IRB infrastructure developers limited [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Proportion of ownership interest in associate	19.86%
Percentage of acquisition of direct ownership interest	19.86%
Total stake retain by Ferrovial for associates	34.10%
Proportion of ownership interest in subsidiary	51.00%
IRB infrastructure developers limited [Member] | Toll roads division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Proportion of ownership interest in associate	19.86%
IRB Infrastructure Trust (Private InvIT) [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Proportion of ownership interest in associate	23.99%
Percentage of acquisition of direct ownership interest	23.99%
Total investment related to the acquisition	€ 652,000,000
Percentage of the ferrovials stake in the asset		23.99%
IRB Infrastructure Trust (Private InvIT) [Member] | Toll roads division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Proportion of ownership interest in associate	23.99%
JFKNTO sponsor aggregator LLC [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Proportion of ownership interest in associate	49.00%
JFKNTO sponsor aggregator LLC [Member] | Toll roads division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Proportion of ownership interest in associate	49.00%
407 International Inc [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Proportion of ownership interest in associate	48.29%
407 International Inc [Member] | Toll roads division [Member]
Detail of information about basis of presentation company activities and consolidation scope [Line Items]
Proportion of ownership interest in associate	48.29%
Stake acquired carrying amount at cquisition date	€ 1,500,000,000